Long-Term Debt and Other Financial Liabilities, Squire Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Installment	Jul. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 04, 2015 USD ($)
Secured Credit Facilities [Abstract]
Principal amount outstanding	$ 185,509		$ 185,509		$ 198,607
Squire Alpha Bank Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity						$ 33,750
Number of consecutive payment installments | Installment			8
Frequency of periodic payment			Quarterly
Installment payment	919	$ 844
Balloon payment	20,250		$ 20,250
Maturity date			Nov. 10, 2021
Minimum liquidity requirements cancelled				$ 500
Principal amount outstanding	$ 27,000		$ 27,000